Virtus Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—2.2%
U.S. Treasury Bonds 2.875%, 5/15/49	$ 200	$220
U.S. Treasury Notes
0.250%, 5/31/25	725	711
0.375%, 9/30/27	1,160	1,092
1.500%, 2/15/30	555	548
Total U.S. Government Securities (Identified Cost $2,680)		2,571

Municipal Bonds—0.6%
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	40	41
Virginia—0.6%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	625	656
Total Municipal Bonds (Identified Cost $662)		697

Foreign Government Securities—6.8%
Dominican Republic
144A 6.875%, 1/29/26(1)	130	151
144A 5.950%, 1/25/27(1)	100	113
144A 4.500%, 1/30/30(1)	165	167
Emirate of Dubai RegS 5.250%, 1/30/43(2)	400	432
Federative Republic of Brazil 3.875%, 6/12/30	200	194
Kingdom of Saudi Arabia
144A 3.625%, 3/4/28(1)	470	511
144A 4.500%, 10/26/46(1)	305	335
Oman Government International Bond
144A 6.250%, 1/25/31(1)	200	209
144A 7.375%, 10/28/32(1)	210	233
Republic of Argentine 0.125%, 7/9/35(3)	300	90
Republic of Colombia 4.125%, 5/15/51	220	209
Republic of Ecuador 144A 0.500%, 7/31/35(1)	85	38
Republic of Egypt 144A 7.600%, 3/1/29(1)	200	213
Republic of Ghana 144A 8.125%, 3/26/32(1)	200	193
Republic of Indonesia
2.850%, 2/14/30	450	458
144A 4.350%, 1/8/27(1)	240	269
	Par Value	Value

Foreign Government Securities—continued
Republic of Ivory Coast 144A 6.125%, 6/15/33(1)	$200	$204
Republic of Kenya 144A 8.000%, 5/22/32(1)(4)	200	212
Republic of Nigeria 144A 7.875%, 2/16/32(1)	200	206
Republic of Pakistan 144A 8.250%, 9/30/25(1)	200	221
Republic of Panama 4.300%, 4/29/53	355	381
Republic of Philippines 3.700%, 3/1/41	200	209
Republic of South Africa 5.650%, 9/27/47	390	359
Republic of Turkey
7.375%, 2/5/25	140	144
4.875%, 10/9/26	200	184
5.875%, 6/26/31	205	185
Republic of Venezuela
9.375%, 1/13/34(5)	295	30
RegS 7.650%, 4/21/25(2)(5)	825	83
Russian Federation
RegS 4.375%, 3/21/29(2)	200	218
RegS 5.250%, 6/23/47(2)	200	237
State of Israel 2.750%, 7/3/30	345	361
State of Qatar 144A 4.400%, 4/16/50(1)	200	232
Ukraine Government 144A 7.253%, 3/15/33(1)	200	199
United Mexican States 4.500%, 1/31/50	340	344
Total Foreign Government Securities (Identified Cost $8,833)		7,824

Mortgage-Backed Securities—14.8%
Agency—0.5%
Federal National Mortgage Association
Pool #AT2016 3.000%, 4/1/43	215	228
Pool #AS4992 3.500%, 5/1/45	119	128
Pool #AS9393 4.000%, 4/1/47	50	54
Pool #MA3121 4.000%, 9/1/47	110	118
		528

Non-Agency—14.3%
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	435	467
2015-SFR1, A 144A 3.467%, 4/17/52(1)	303	324
2015-SFR2, C 144A 4.691%, 10/17/52(1)	340	367
See Notes to Schedule of Investments

Virtus Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(3)	$315	$315
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(3)	56	56
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	96	98
2019-2, A1 144A 3.347%, 4/25/49(1)(3)	123	126
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	54	55
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A 4.250%, 4/28/55(1)	275	287
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(1)(3)	130	136
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(3)	295	306
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	337	336
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	215	216
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(3)	2	2
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(3)	145	148
2015-A, A1 144A 3.500%, 6/25/58(1)(3)	23	23
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(1)(3)	210	208
CoreVest American Finance Trust 2020-4, A 144A 1.174%, 12/15/52(1)	232	229
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.762%, 4/25/44(1)(3)	44	45
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(3)	348	357
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(1)(3)	4	4
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(1)(3)	76	77
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 9/17/25(1)	200	199
2020-SFR2, B 144A 1.567%, 10/19/37(1)	335	333
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(3)	52	53
2018-1, A23 144A 3.500%, 11/25/57(1)(3)	100	103
2018-2, A41 144A 4.500%, 10/25/58(1)(3)	68	68
2019-H1, A1 144A 2.657%, 10/25/59(1)(3)	41	42
2020-H1, A1 144A 2.310%, 1/25/60(1)(3)	180	183
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(1)	220	215
	Par Value	Value

Non-Agency—continued
Homeward Opportunities Fund I Trust 2019-1, A1 144A 3.454%, 1/25/59(1)(3)	$115	$116
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(1)(3)	63	65
2014-1, 2A12 144A 3.500%, 1/25/44(1)(3)	77	78
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	146	149
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	174	180
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(3)	79	79
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 1.309%, 6/25/52(1)(3)	175	175
MetLife Securitization Trust
2017-1A, M1 144A 3.553%, 4/25/55(1)(3)	150	157
2019-1A, A1A 144A 3.750%, 4/25/58(1)(3)	211	219
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(3)	100	106
2019-1, M2 144A 3.500%, 10/25/69(1)(3)	165	173
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	125	134
New Residential Mortgage Loan Trust
2016-4A, B1A 144A 4.500%, 11/25/56(1)(3)	259	285
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	90	96
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	131	139
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	106	112
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	92	98
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	187	200
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(3)	104	109
2018-EXP2, 1A1 144A 4.000%, 7/25/58(1)(3)	137	138
Preston Ridge Partners Mortgage LLC
2020-1A, A1 144A 2.981%, 2/25/25(1)(3)	305	306
2020-2, A1 144A 3.671%, 8/25/25(1)(3)	295	298
2020-3, A1 144A 2.857%, 9/25/25(1)(3)	393	395
2020-6, A1 144A 2.363%, 11/25/25(1)(3)	410	411
Pretium Mortgage Credit Partners I LLC 2020-NPL3, A1 144A 3.105%, 6/27/60(1)(3)	305	308
Progress Residential Trust
2018-SFR2, B 144A 3.841%, 8/17/35(1)	545	548
See Notes to Schedule of Investments

Virtus Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-SFR2, A 144A 3.147%, 5/17/36(1)	$248	$254
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(3)	199	201
RCO V Mortgage LLC 2019-2, A1 144A 3.475%, 11/25/24(1)(3)	187	188
Residential Asset Mortgage Products Trust 2004-SL1, A8 6.500%, 11/25/31	14	14
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(3)	191	194
Sequoia Mortgage Trust 2013-8, B1 3.511%, 6/25/43(3)	97	100
Starwood Mortgage Residential Trust
2019-IMC1, A1 144A 3.468%, 2/25/49(1)(3)	189	189
2020-2, A1 144A 2.718%, 4/25/60(1)(3)	172	175
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(1)(3)	14	14
Towd Point Mortgage Trust
2016-4, B1 144A 3.848%, 7/25/56(1)(3)	300	321
2016-1, M1 144A 3.500%, 2/25/55(1)(3)	135	142
2015-5, A2 144A 3.500%, 5/25/55(1)(3)	315	321
2017-1, M1 144A 3.750%, 10/25/56(1)(3)	135	145
2017-4, A2 144A 3.000%, 6/25/57(1)(3)	300	315
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(3)	11	11
2018-6, A2 144A 3.750%, 3/25/58(1)(3)	710	762
2019-2, A2 144A 3.750%, 12/25/58(1)(3)	290	312
2015-2, 1M1 144A 3.250%, 11/25/60(1)(3)	315	325
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	235	243
2020-SFR2, D 144A 2.281%, 11/17/39(1)	225	218
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(1)	240	242
VCAT LLC
2020-NPL1, A1 144A 3.671%, 8/25/50(1)(3)	119	120
2021-NPL1, A2 144A 4.826%, 12/26/50(1)(3)	165	165
Vericrest Opportunity Loan Trust 2020-NPL2, A1A 144A 2.981%, 2/25/50(1)(3)	68	69
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(3)	280	280
Verus Securitization Trust 2019-INV1, A1 144A 3.402%, 12/25/59(1)(3)	131	133
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	152	153
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	140	148
	Par Value	Value

Non-Agency—continued
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(3)	$134	$136
		16,342

Total Mortgage-Backed Securities (Identified Cost $16,622)		16,870

Asset-Backed Securities—11.0%
Automobiles—6.5%
American Credit Acceptance Receivables Trust
2018-4, C 144A 3.970%, 1/13/25(1)	142	143
2020-4, D 144A 1.770%, 12/14/26(1)	285	290
AmeriCredit Automobile Receivables Trust
2018-1, D 3.820%, 3/18/24	295	309
2020-3, C 1.060%, 8/18/26	230	231
Avid Automobile Receivables Trust
2019-1, C 144A 3.140%, 7/15/26(1)	355	364
2019-1, D 144A 4.030%, 7/15/26(1)	285	290
Avis Budget Rental Car Funding LLC (AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	285	291
Capital Auto Receivables Asset Trust 2017-1, D 144A 3.150%, 2/20/25(1)	340	343
CPS Auto Receivables Trust 2018-C, D 144A 4.400%, 6/17/24(1)	310	320
Exeter Automobile Receivables Trust
2018-4A, D 144A 4.350%, 9/16/24(1)	365	379
2019-1A, D 144A 4.130%, 12/16/24(1)	355	370
2019-3A, C 144A 2.790%, 5/15/24(1)	295	300
Flagship Credit Auto Trust
2016-3, D 144A 3.890%, 11/15/22(1)	291	294
2020-3, C 144A 1.730%, 9/15/26(1)	285	291
Foursight Capital Automobile Receivables Trust 2019-1, E 144A 4.300%, 9/15/25(1)	285	300
GLS Auto Receivables Issuer Trust
2019-4A, B 144A 2.780%, 9/16/24(1)	425	435
2020-3A, D 144A 2.270%, 5/15/26(1)	285	292
GLS Auto Receivables Trust
2018-1A, B 144A 3.520%, 8/15/23(1)	345	349
2018-3A, C 144A 4.180%, 7/15/24(1)	455	471
Hertz Vehicle Financing II LP
2016-4A, A 144A 2.650%, 7/25/22(1)	55	55
See Notes to Schedule of Investments

Virtus Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2018-1A, A 144A 3.290%, 2/25/24(1)	$25	$25
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(1)	295	303
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(1)	295	301
USASF Receivables LLC 2020-1A, B 144A 3.220%, 5/15/24(1)	345	352
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	290	293
		7,391

Consumer Loans—0.1%
Marlette Funding Trust 2019-4A, A 144A 2.390%, 12/17/29(1)	115	117
Credit Card—0.3%
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(1)	285	285
Equipment—0.1%
NMEF Funding LLC 2019-A, A 144A 2.730%, 8/17/26(1)	93	93
Other—4.0%
Amur Equipment Finance Receivables V LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	31	31
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(1)	355	375
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	279	284
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(1)	128	130
2020-1A, A 144A 2.981%, 11/15/35(1)	180	183
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(1)	245	247
Conn’s Receivables Funding LLC 2020-A, B 144A 4.270%, 6/16/25(1)	225	227
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(1)	77	78
Foundation Finance Trust 2021-1A, A 144A 1.270%, 5/15/41(1)	285	284
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	284	293
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	281	292
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	295	312
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(1)	360	367
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	285	289
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(1)	240	246
Octane Receivables Trust 2020-1A, B 144A 1.980%, 6/20/25(1)	335	340
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	323	324
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	225	229
	Par Value	Value

Other—continued
Small Business Lending Trust 2020-A, A 144A 2.620%, 12/15/26(1)	$61	$61
		4,592

Student Loan—0.0%
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(1)	39	40
Total Asset-Backed Securities (Identified Cost $12,251)		12,518

Corporate Bonds and Notes—46.5%
Communication Services—4.9%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	250	246
Baidu, Inc. 3.425%, 4/7/30	290	304
Cable Onda S.A. 144A 4.500%, 1/30/30(1)	240	255
Cars.com, Inc. 144A 6.375%, 11/1/28(1)	120	125
CCO Holdings LLC
144A 4.750%, 3/1/30(1)	175	181
144A 4.500%, 8/15/30(1)	150	153
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	175	181
Cinemark USA, Inc. 144A 5.875%, 3/15/26(1)	125	128
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(1)	5	5
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24	30	31
144A 5.125%, 8/15/27(1)	80	80
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	80	86
CSC Holdings LLC 144A 4.625%, 12/1/30(1)	200	197
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	105	76
144A 6.625%, 8/15/27(1)(4)	180	94
DISH DBS Corp. 7.750%, 7/1/26	110	121
Frontier Communications Corp. 144A 6.750%, 5/1/29(1)	160	169
iHeartCommunications, Inc. 8.375%, 5/1/27	106	114
Level 3 Financing, Inc.
144A 4.250%, 7/1/28(1)	145	147
144A 3.625%, 1/15/29(1)	55	53
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	55	57
144A 4.750%, 10/15/27(1)	175	176
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(1)	170	167
Meredith Corp. 6.875%, 2/1/26	117	120
Nexstar Broadcasting, Inc. 144A 4.750%, 11/1/28(1)	115	116
Northwest Fiber LLC
144A 6.000%, 2/15/28(1)	10	10
See Notes to Schedule of Investments

Virtus Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Communication Services—continued
144A 10.750%, 6/1/28(1)	$105	$119
Playtika Holding Corp. 144A 4.250%, 3/15/29(1)	115	113
Radiate Holdco LLC
144A 4.500%, 9/15/26(1)	40	40
144A 6.500%, 9/15/28(1)	110	116
Sprint Corp. 7.875%, 9/15/23	105	120
Sprint Spectrum Co. LLC
144A 3.360%, 9/20/21(1)	25	25
144A 5.152%, 3/20/28(1)	200	228
Telesat Canada 144A 6.500%, 10/15/27(1)	300	301
T-Mobile USA, Inc.
2.625%, 4/15/26	25	26
3.375%, 4/15/29	35	35
144A 3.875%, 4/15/30(1)	285	309
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	105	114
Twitter, Inc. 144A 3.875%, 12/15/27(1)	260	273
Univision Communications, Inc.
144A 5.125%, 2/15/25(1)	175	177
144A 6.625%, 6/1/27(1)	45	48
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	220	220
		5,656

Consumer Discretionary—4.5%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	155	153
American Axle & Manufacturing, Inc. 6.500%, 4/1/27(4)	170	176
Aramark Services, Inc. 144A 6.375%, 5/1/25(1)	165	175
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(1)(6)	115	119
Block Financial LLC 3.875%, 8/15/30	320	330
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	55	59
144A 8.125%, 7/1/27(1)	40	44
Carnival Corp.
144A 11.500%, 4/1/23(1)	40	46
144A 7.625%, 3/1/26(1)	25	27
Carvana Co.
144A 5.625%, 10/1/25(1)	90	92
144A 5.875%, 10/1/28(1)	90	92
Clarios Global LP 144A 8.500%, 5/15/27(1)	90	97
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(1)	110	125
Crocs, Inc. 144A 4.250%, 3/15/29(1)	125	122
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(1)	185	192
FirstCash, Inc. 144A 4.625%, 9/1/28(1)	95	97
Ford Motor Co. 9.000%, 4/22/25	162	196
	Par Value	Value

Consumer Discretionary—continued
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	$285	$271
Golden Nugget, Inc. 144A 8.750%, 10/1/25(1)(4)	130	137
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	115	117
M/I Homes, Inc. 4.950%, 2/1/28	160	166
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	125	126
MGM Growth Properties Operating Partnership LP
5.750%, 2/1/27	85	94
144A 4.625%, 6/15/25(1)	25	26
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(1)	115	116
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	80	81
NCL Finance Ltd. 144A 6.125%, 3/15/28(1)	45	46
Nissan Motor Co. Ltd. 144A 4.810%, 9/17/30(1)	200	219
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	55	56
PulteGroup, Inc. 7.875%, 6/15/32	135	190
Royal Caribbean Cruises Ltd.
144A 9.125%, 6/15/23(1)	100	110
144A 5.500%, 4/1/28(1)	15	15
Scientific Games International, Inc.
144A 8.250%, 3/15/26(1)	80	86
144A 7.000%, 5/15/28(1)	40	43
Station Casinos LLC 144A 4.500%, 2/15/28(1)	135	135
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	150	148
Under Armour, Inc. 3.250%, 6/15/26	170	170
Vista Outdoor, Inc. 144A 4.500%, 3/15/29(1)	195	193
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	105	108
Wynn Macau Ltd. 144A 5.625%, 8/26/28(1)	285	298
		5,093

Consumer Staples—1.6%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	235	244
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 1/23/29	265	310
BAT Capital Corp. 4.906%, 4/2/30	300	343
Chobani LLC 144A 7.500%, 4/15/25(1)	180	187
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)	215	234
Kraft Heinz Foods Co. 3.875%, 5/15/27	105	114
Post Holdings, Inc. 144A 4.500%, 9/15/31(1)	145	143
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	45	46
See Notes to Schedule of Investments

Virtus Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	$115	$119
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	55	57
		1,797

Energy—7.1%
Aker BP ASA 144A 2.875%, 1/15/26(1)	150	155
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	225	209
Antero Midstream Partners LP
144A 7.875%, 5/15/26(1)	80	86
144A 5.750%, 1/15/28(1)	105	105
Antero Resources Corp.
144A 8.375%, 7/15/26(1)	60	66
144A 7.625%, 2/1/29(1)	40	43
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	100	104
BP Capital Markets plc 4.875% (7)	275	295
Callon Petroleum Co. 6.125%, 10/1/24	101	86
Cheniere Energy Partners LP 5.625%, 10/1/26	65	68
Cheniere Energy, Inc. 144A 4.625%, 10/15/28(1)	65	68
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)	115	120
144A 5.875%, 2/1/29(1)	25	27
Cimarex Energy Co. 4.375%, 3/15/29	265	293
Citgo Holding, Inc. 144A 9.250%, 8/1/24(1)	55	55
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(1)	110	113
CrownRock LP 144A 5.625%, 10/15/25(1)	135	138
CSI Compressco LP 144A 7.500%, 4/1/25(1)(4)	130	132
Energy Transfer Partners LP 5.000%, 10/1/22	314	330
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	45	48
144A 6.500%, 7/1/27(1)	50	54
144A 4.500%, 1/15/29(1)	30	29
144A 4.750%, 1/15/31(1)	30	29
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	100	101
144A 6.000%, 2/1/31(1)	100	101
HollyFrontier Corp. 5.875%, 4/1/26	360	408
Indigo Natural Resources LLC 144A 5.375%, 2/1/29(1)	120	118
KazMunayGas National Co., JSC 144A 4.750%, 4/19/27(1)	395	450
Kinder Morgan, Inc. 7.750%, 1/15/32	225	316
Kosmos Energy Ltd. 144A 7.500%, 3/1/28(1)	200	189
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	115	119
	Par Value	Value

Energy—continued
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(8)	$120	$—(9)
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	120	125
Occidental Petroleum Corp.
2.700%, 8/15/22	55	55
5.875%, 9/1/25	80	86
5.500%, 12/1/25	5	5
3.500%, 8/15/29	55	52
6.625%, 9/1/30	115	129
6.125%, 1/1/31	80	88
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(7)(8)	60	—(9)
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	110	116
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	180	179
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	320	396
Petrobras Global Finance B.V. 5.999%, 1/27/28	50	55
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(5)	650	28
Petroleos Mexicanos
6.875%, 8/4/26	85	91
6.500%, 3/13/27	90	94
5.950%, 1/28/31	305	293
6.375%, 1/23/45	185	154
6.350%, 2/12/48	300	247
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	220	235
Plains All American Pipeline LP 3.800%, 9/15/30	270	275
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	175	192
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(1)	235	225
Sunoco LP 144A 4.500%, 5/15/29(1)	175	174
Targa Resources Partners LP
5.875%, 4/15/26	75	79
144A 4.875%, 2/1/31(1)	45	46
Transocean, Inc. 144A 11.500%, 1/30/27(1)	59	51
USA Compression Partners LP 6.875%, 4/1/26	55	56
WPX Energy, Inc. 4.500%, 1/15/30	144	155
		8,136

Financials—10.5%
Acrisure LLC
144A 7.000%, 11/15/25(1)	165	170
144A 4.250%, 2/15/29(1)	65	64
AerCap Ireland Capital DAC 3.650%, 7/21/27	150	157
Allstate Corp. (The) Series B 5.750%, 8/15/53	280	296
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	285	295
Athene Global Funding 144A 2.450%, 8/20/27(1)	395	400
See Notes to Schedule of Investments

Virtus Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)	$335	$375
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(1)	215	230
Bank of America Corp. 4.200%, 8/26/24	223	246
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	275	283
Brighthouse Financial, Inc.
3.700%, 6/22/27	60	64
5.625%, 5/15/30	210	246
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	270	292
Charles Schwab Corp. (The) Series H 4.000% (7)	285	280
Citadel LP 144A 4.875%, 1/15/27(1)	235	249
Citigroup, Inc. 3.980%, 3/20/30	495	548
Corporate Office Properties LP 2.750%, 4/15/31	303	293
Discover Bank 4.682%, 8/9/28	340	363
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	345	354
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	365	406
Goldman Sachs Group, Inc. (The)
3.850%, 1/26/27	280	307
1.992%, 1/27/32	115	109
ICAHN Enterprises LP
6.250%, 5/15/26	155	162
144A 4.375%, 2/1/29(1)	15	15
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(1)	235	242
Itau Unibanco Holding SA 144A 3.875%, 4/15/31(1)	200	194
Jefferies Financial Group, Inc. 5.500%, 10/18/23	100	109
JPMorgan Chase & Co.
2.950%, 10/1/26	475	508
2.956%, 5/13/31	540	550
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	130	128
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(1)	25	30
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.264%, 4/20/67(3)	365	301
MetLife, Inc. Series G 3.850% (7)	245	253
Morgan Stanley 3.950%, 4/23/27	345	382
Navient Corp. 6.750%, 6/25/25	120	130
NMI Holdings, Inc. 144A 7.375%, 6/1/25(1)	70	81
OneMain Finance Corp. 7.125%, 3/15/26	110	127
Prospect Capital Corp. 3.706%, 1/22/26	225	222
Prudential Financial, Inc.
5.875%, 9/15/42	280	296
5.625%, 6/15/43	115	123
	Par Value	Value

Financials—continued
Santander Holdings USA, Inc. 4.400%, 7/13/27	$200	$223
SVB Financial Group 4.100% (7)	365	366
Synovus Financial Corp. 5.900%, 2/7/29	109	118
Toronto-Dominion Bank (The) 3.625%, 9/15/31	295	323
Voya Financial, Inc. 5.650%, 5/15/53	240	257
Wells Fargo & Co. 3.900% (7)	440	444
Zions Bancorp NA 3.250%, 10/29/29	350	354
		11,965

Health Care—2.7%
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	41	42
Akumin, Inc. 144A 7.000%, 11/1/25(1)	125	133
Bausch Health Americas, Inc. 144A 9.250%, 4/1/26(1)	90	100
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(1)	140	152
Centene Corp. 4.625%, 12/15/29	100	108
Charles River Laboratories International, Inc.
144A 3.750%, 3/15/29(1)	55	55
144A 4.000%, 3/15/31(1)(4)	45	46
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	200	208
Community Health Systems, Inc.
144A 6.625%, 2/15/25(1)	110	116
144A 6.875%, 4/15/29(1)	15	16
144A 4.750%, 2/15/31(1)	115	112
DaVita, Inc. 144A 4.625%, 6/1/30(1)	120	122
Endo Dac 144A 6.000%, 7/15/23(1)	100	90
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(1)	65	66
HCA, Inc. 5.625%, 9/1/28	90	103
Illumina, Inc. 2.550%, 3/23/31	140	139
Jaguar Holding Co. II 144A 5.000%, 6/15/28(1)	90	94
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	50	53
144A 4.375%, 2/15/27(1)	85	83
LifePoint Health, Inc. 144A 5.375%, 1/15/29(1)	45	44
Ortho-Clinical Diagnostics, Inc. 144A 7.375%, 6/1/25(1)	31	33
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	75	80
Select Medical Corp. 144A 6.250%, 8/15/26(1)	105	112
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	35	36
144A 10.000%, 4/15/27(1)	100	110
See Notes to Schedule of Investments

Virtus Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Health Care—continued
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	$140	$123
Tenet Healthcare Corp.
4.625%, 7/15/24	70	71
144A 5.125%, 11/1/27(1)	80	84
144A 7.500%, 4/1/25(1)	15	16
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	215	206
Viatris, Inc. 144A 2.700%, 6/22/30(1)	285	281
		3,034

Industrials—3.4%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	195	207
American Airlines Group, Inc. 144A 5.000%, 6/1/22(1)	70	69
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	235	291
144A 5.500%, 4/20/26(1)	30	31
144A 5.750%, 4/20/29(1)	10	11
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	360	375
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	355	365
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	188	196
Boeing Co. (The)
5.150%, 5/1/30	175	202
3.750%, 2/1/50	85	81
5.930%, 5/1/60	69	89
Bombardier, Inc. 144A 8.750%, 12/1/21(1)	125	131
BWX Technologies, Inc. 144A 4.125%, 4/15/29(1)	75	76
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(1)(4)	115	113
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	285	279
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(1)	135	142
Delta Air Lines, Inc. 3.750%, 10/28/29	120	117
Dycom Industries, Inc. 144A 4.500%, 4/15/29(1)	85	85
Fortress Transportation & Infrastructure Investors LLC
144A 6.500%, 10/1/25(1)	15	16
144A 9.750%, 8/1/27(1)	25	28
Howmet Aerospace, Inc. 6.875%, 5/1/25	115	133
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	100	103
Spirit AeroSystems, Inc.
3.950%, 6/15/23	65	64
144A 5.500%, 1/15/25(1)	110	116
Stanley Black & Decker, Inc. 4.000%, 3/15/60	266	282
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	120	125
	Par Value	Value

Industrials—continued
Uber Technologies, Inc. 144A 7.500%, 5/15/25(1)	$200	$216
		3,943

Information Technology—3.8%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	80	85
Broadcom, Inc.
4.150%, 11/15/30	280	302
144A 2.450%, 2/15/31(1)	220	208
Citrix Systems, Inc. 3.300%, 3/1/30	420	432
Dell International LLC 144A 8.100%, 7/15/36(1)	255	373
HP, Inc. 3.400%, 6/17/30	345	360
J2 Global, Inc. 144A 4.625%, 10/15/30(1)	165	167
Motorola Solutions, Inc.
4.600%, 2/23/28	165	188
4.600%, 5/23/29	120	136
NCR Corp. 144A 5.125%, 4/15/29(1)	135	136
Oracle Corp. 2.875%, 3/25/31	270	275
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	115	113
Rocket Software, Inc. 144A 6.500%, 2/15/29(1)	115	116
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	220	227
Seagate HDD Cayman 144A 3.375%, 7/15/31(1)	120	115
SK Hynix, Inc. 144A 2.375%, 1/19/31(1)	350	331
Veritas US, Inc. 144A 7.500%, 9/1/25(1)	165	171
Viasat, Inc. 144A 5.625%, 9/15/25(1)	175	178
Vontier Corp. 144A 2.950%, 4/1/31(1)	304	297
Xerox Holdings Corp. 144A 5.500%, 8/15/28(1)	135	140
		4,350

Materials—3.2%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(10)	235	247
Avient Corp. 144A 5.750%, 5/15/25(1)	215	228
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	110	116
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	170	185
Commercial Metals Co. 3.875%, 2/15/31	115	113
Freeport-McMoRan, Inc. 5.450%, 3/15/43	135	162
Hecla Mining Co. 7.250%, 2/15/28	200	215
INEOS Quattro Finance 2 plc 3.375%, 1/15/26(1)	230	230
See Notes to Schedule of Investments

Virtus Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Materials—continued
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)	$350	$373
Louisiana-Pacific Corp. 144A 3.625%, 3/15/29(1)	125	122
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	185	185
Nutrition & Biosciences, Inc. 144A 2.300%, 11/1/30(1)	230	223
Resolute Forest Products, Inc. 144A 4.875%, 3/1/26(1)	115	115
Syngenta Finance N.V. 144A 4.441%, 4/24/23(1)	400	419
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	60	61
Teck Resources Ltd. 6.125%, 10/1/35	260	319
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	115	122
144A 6.625%, 11/1/25(1)	130	132
Trinseo Materials Operating SCA 144A 5.125%, 4/1/29(1)	50	52
United States Steel Corp. 6.875%, 3/1/29	85	87
		3,706

Real Estate—2.4%
American Assets Trust LP 3.375%, 2/1/31	395	388
EPR Properties 4.750%, 12/15/26	130	137
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(1)	175	185
GLP Capital LP
5.250%, 6/1/25	185	207
5.750%, 6/1/28	64	74
5.300%, 1/15/29	95	107
Iron Mountain, Inc. 144A 4.875%, 9/15/29(1)	185	187
iStar, Inc. 4.250%, 8/1/25	175	176
MPT Operating Partnership LP
5.000%, 10/15/27	125	132
4.625%, 8/1/29	45	47
3.500%, 3/15/31	145	142
Office Properties Income Trust 4.500%, 2/1/25	385	405
Retail Properties of America, Inc. 4.750%, 9/15/30	295	312
Service Properties Trust 4.950%, 2/15/27	195	193
Uniti Group LP 144A 7.875%, 2/15/25(1)	55	60
		2,752

Utilities—2.4%
American Electric Power Co., Inc. 2.300%, 3/1/30	332	324
CMS Energy Corp. 4.750%, 6/1/50	445	481
DPL, Inc. 4.350%, 4/15/29	164	176
	Par Value	Value

Utilities—continued
Edison International 4.125%, 3/15/28	$375	$402
Exelon Corp. 3.497%, 6/1/22	255	263
Ferrellgas Escrow LLC
144A 5.375%, 4/1/26(1)	40	40
144A 5.875%, 4/1/29(1)	40	39
Ferrellgas Partners LP 8.625%, 6/15/20(5)	50	37
National Fuel Gas Co. 2.950%, 3/1/31	135	130
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(1)	390	419
PG&E Corp. 5.250%, 7/1/30	90	95
Talen Energy Supply LLC
144A 7.250%, 5/15/27(1)	55	56
144A 6.625%, 1/15/28(1)	150	150
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	110	119
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(1)(8)	465	—
		2,731

Total Corporate Bonds and Notes (Identified Cost $51,896)		53,163

Leveraged Loans(3)—13.0%
Aerospace—0.5%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.500%, 1/18/27	178	178
Amentum Government Services Holdings LLC Tranche 2, First Lien (3 month LIBOR + 4.750%) 5.500%, 1/29/27	95	95
American Airlines, Inc. (3 month LIBOR + 4.750%) 0.000%, 4/20/28(11)	25	26
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	165	175
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.359%, 5/30/25	53	52
Tranche F (1 month LIBOR + 2.250%) 2.359%, 12/9/25	45	44
Tranche G (1 month LIBOR + 2.250%) 2.359%, 8/22/24	29	28
		598

Chemicals—0.2%
Aruba Investments Holdings LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 11/24/27	95	95
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/29/27	30	30
Innophos Holdings, Inc. (1 month LIBOR + 3.500%) 3.609%, 2/5/27	109	108
		233

See Notes to Schedule of Investments

Virtus Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Durables—0.1%
Resideo Funding, Inc. Tranche B (3 month LIBOR + 2.250%) 2.750%, 2/11/28	$115	$115
Consumer Non-Durables—0.6%
American Greetings Corp. (1 month LIBOR + 4.500%) 5.500%, 4/6/24	72	71
Diamond (BC) B.V. (1 month LIBOR + 3.000%) 3.109%, 9/6/24	232	231
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.109%, 6/30/24	173	171
Rodan & Fields LLC (1 month LIBOR + 4.000%) 4.106%, 6/16/25	151	127
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 8/12/24	134	133
		733

Energy—0.4%
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24	93	94
Fieldwood Energy LLC First Lien (3 month PRIME + 4.250%) 7.500%, 4/11/22(12)	270	103
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27	114	114
Paragon Offshore Finance Co. (3 month PRIME + 0.000%) 3.250%, 7/16/21(5)(8)	1	—
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24	133	131
		442

Financial—0.9%
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.359%, 1/31/28	65	66
Tranche B-9 (1 month LIBOR + 3.250%) 3.359%, 7/31/27	65	65
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27	95	95
Citadel Securities LP 2021 (3 month LIBOR + 2.500%) 2.615%, 2/2/28	170	168
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27	159	159
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.854%, 6/28/23	166	166
RealPage, Inc. First Lien (3 month LIBOR + 3.750%) 0.000%, 2/18/28(11)	100	99
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 3.859%, 9/3/26	207	205
		1,023

Food / Tobacco—0.6%
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.250%, 11/24/27	10	10
Chobani LLC (1 month LIBOR + 3.500%) 4.500%, 10/20/27	60	60
	Par Value	Value

Food / Tobacco—continued
City Brewing Co. LLC First Lien (3 month LIBOR + 3.500%) 0.000%, 10/1/26(11)	$30	$30
Dole Food Co., Inc. Tranche B (3 month LIBOR + 2.750%) 3.754%, 4/6/24	115	115
Froneri US, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.359%, 1/29/27	59	58
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.796%, 5/23/25	138	137
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23	105	104
Shearer’s Foods LLC First Lien (3 month LIBOR + 3.500%) 4.250%, 9/23/27	126	125
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 0.000%, 3/31/28(11)	80	80
		719

Forest Prod / Containers—0.4%
Anchor Glass Container Corp. 2017 (3 month LIBOR + 2.750%) 0.000%, 12/7/23(11)	50	44
Klockner Pentaplast of America, Inc. Tranche B (3 month LIBOR + 4.750%) 0.000%, 2/12/26(11)	150	149
Schweitzer-Mauduit International, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 1/27/28(11)	90	90
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.250%, 1/31/25	79	75
TricorBraun, Inc.
(6 month LIBOR + 0.500%) 0.500%, 3/3/28(13)	17	17
(6 month LIBOR + 3.250%) 3.750%, 3/3/28	78	77
(6 month LIBOR + 3.250%) 3.750%, 3/3/28	1	1
		453

Gaming / Leisure—0.8%
Carnival Corp. (1 month LIBOR + 7.500%) 8.500%, 6/30/25	40	41
CCM Merger, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 11/4/25	70	70
ECL Entertainment LLC (3 month LIBOR + 8.000%) 0.000%, 3/31/28(11)	30	30
Enterprise Development Authority Tranche B (3 month LIBOR + 4.250%) 0.000%, 2/18/28(11)	25	25
Everi Payments, Inc.
(1 month LIBOR + 10.500%) 11.500%, 5/9/24	10	10
Tranche B (1 month LIBOR + 2.750%) 3.500%, 5/9/24	60	60
Landry’s Finance Acquisition Co. 2020 (3 month LIBOR + 12.000%) 13.000%, 10/6/23	10	11
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	184	176
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.609%, 2/12/27	187	181
See Notes to Schedule of Investments

Virtus Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.859%, 8/14/24	$62	$61
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 3.703%, 7/10/25	73	73
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 3.000%) 3.750%, 4/29/26	116	115
		853

Healthcare—2.8%
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 3.611%, 10/31/25	122	121
AHP Health Partners, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 4.750%, 6/30/25	184	184
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.500%, 10/6/27	70	70
AthenaHealth, Inc. Tranche B-1 (3 month LIBOR + 4.250%) 4.453%, 2/11/26	50	50
Azalea TopCo, Inc. (3 month LIBOR + 4.000%) 4.750%, 7/24/26	125	125
Cano Health LLC
(3 month LIBOR + 4.750%) 5.500%, 11/19/27	110	110
(3 month LIBOR + 4.750%) 4.750%, 11/19/27(13)	40	40
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.000%, 6/7/23	53	53
CPI Holdco LLC Tranche B-1, First Lien (1 month LIBOR + 4.000%) 4.109%, 11/4/26	10	10
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.859%, 10/10/25	104	89
eResearch Technology, Inc. First Lien (3 month LIBOR + 4.500%) 0.000%, 2/4/27(11)	15	15
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.859%, 11/17/25	170	170
Milano Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27	169	169
National Mentor Holdings, Inc.
First Lien (3 month LIBOR + 1.000%) 1.000%, 3/1/28(13)	9	9
First Lien (3 month LIBOR + 3.750%) 4.500%, 3/1/28	83	82
Tranche C, First Lien (3 month LIBOR + 0.000%) 0.750%, 3/1/28	3	3
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.250%, 11/27/22	251	249
Ortho-Clinical Diagnostics, Inc. (3 month LIBOR + 3.250%) 3.359%, 6/30/25	40	40
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 4.500%, 11/30/27	120	120
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.859%, 2/14/25	180	177
PetVet Care Centers LLC 2021, First Lien (1 month LIBOR + 3.500%) 4.250%, 2/14/25	70	69
	Par Value	Value

Healthcare—continued
Phoenix Guarantor, Inc.
Tranche B (1 month LIBOR + 3.750%) 4.250%, 3/5/26	$65	$64
Tranche B-1 (1 month LIBOR + 3.250%) 3.361%, 3/5/26	188	185
Pluto Acquisition I, Inc. 2020, First Lien (1 month LIBOR + 5.000%) 5.500%, 6/22/26	100	100
Precision Medicine Group LLC
(3 month LIBOR + 1.000%) 1.000%, 11/18/27(13)	16	16
(3 month LIBOR + 3.000%) 3.750%, 11/18/27	158	157
Southern Veterinary Partners LLC
(3 month LIBOR + 4.000%) 4.000%, 10/1/27(13)	19	19
First Lien (3 month LIBOR + 4.000%) 5.000%, 10/5/27	139	139
Sterigenics-Nordion Holdings LLC (3 month LIBOR + 2.750%) 3.250%, 12/13/26	65	65
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 0.000%, 10/1/26(11)	60	60
Surgery Center Holdings, Inc. 2020 (1 month LIBOR + 8.000%) 9.000%, 9/30/24	25	25
TTF Holdings LLC (3 month LIBOR + 4.250%) 0.000%, 3/31/28(11)	55	55
Verscend Holding Corp. Tranche B (3 month LIBOR + 4.250%) 0.000%, 8/27/25(11)	30	30
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.859%, 7/2/25	198	192
Waystar Technologies, Inc. 2021 (1 month LIBOR + 4.000%) 4.109%, 10/22/26	124	124
		3,186

Housing—0.1%
Hillman Group, Inc. (The)
(3 month LIBOR + 2.750%) 0.000%, 2/24/28(11)	7	7
(3 month LIBOR + 2.750%) 0.000%, 2/24/28(11)(13)	9	9
Tranche B-1 (3 month LIBOR + 2.750%) 0.000%, 2/24/28(11)	80	80
		96

Information Technology—1.6%
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 6.250%, 9/19/25	130	131
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 4.360%, 10/9/26	114	113
Barracuda Networks, Inc. First Lien (3 month LIBOR + 3.750%) 4.500%, 2/12/25	119	119
Boxer Parent Co., Inc. 2021 (1 month LIBOR + 3.750%) 3.859%, 10/2/25	162	161
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.000%, 7/30/27	149	149
See Notes to Schedule of Investments

Virtus Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Greeneden US Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.750%, 12/1/27	$105	$105
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 4.250%, 7/1/24	179	179
Infinite Bidco LLC
First Lien (3 month LIBOR + 3.750%) 4.250%, 3/2/28	125	124
Second Lien (3 month LIBOR + 7.000%) 7.500%, 2/24/29	65	65
Ion Trading Finance Ltd. (3 month LIBOR + 4.750%) 0.000%, 3/26/28(11)	25	25
Masergy Holdings, Inc. 2017, First Lien (3 month LIBOR + 3.250%) 4.250%, 12/15/23	115	114
Project Ruby Ultimate Parent Corp. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28	90	90
Sophia LP (3 month LIBOR + 3.750%) 3.953%, 10/7/27	140	139
Turing Midco LLC (1 month LIBOR + 3.250%) 3.750%, 3/17/28	35	35
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26	204	204
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27	5	5
Ultra Clean Holdings, Inc. (3 month LIBOR + 3.750%) 0.000%, 2/24/28(11)	55	55
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 2.869%, 3/2/27	45	44
Virtusa Corp. (1 month LIBOR + 4.250%) 5.000%, 2/11/28	20	20
		1,877

Manufacturing—0.8%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27	110	109
Backyard Acquireco, Inc. (3 month LIBOR + 4.000%) 4.750%, 11/2/27	154	155
CIRCOR International, Inc. (3 month LIBOR + 3.250%) 0.000%, 12/11/24(11)	115	114
Filtration Group Corp.
(1 month LIBOR + 3.000%) 3.109%, 3/31/25	111	110
Tranche A (1 month LIBOR + 3.750%) 4.500%, 3/29/25	75	74
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.750%) 3.500%, 3/31/27	135	134
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	144	142
Truck Hero, Inc. (1 month LIBOR + 3.750%) 4.500%, 1/29/28	55	55
US Farathane LLC Tranche B-5 (3 month LIBOR + 4.250%) 5.250%, 12/23/24	74	74
		967

Media / Telecom - Broadcasting—0.1%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.360%, 8/24/26	89	61
	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.1%
Intelsat Jackson Holdings S.A. Tranche B-5 (6 month LIBOR + 8.625%) 8.625%, 1/2/24(12)	$79	$80
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26	22	22
		102

Media / Telecom - Diversified Media—0.2%
Newco Financing Partnership Tranche AV1 (1 month LIBOR + 3.500%) 3.606%, 1/31/29	90	89
UPC Financing Partnership Tranche AV (1 month LIBOR + 3.500%) 3.606%, 1/31/29	90	90
		179

Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.359%, 3/15/27	79	78
Consolidated Communications, Inc. (1 month LIBOR + 4.750%) 5.750%, 10/2/27	53	53
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 11/1/24	65	60
		191

Retail—0.5%
CNT Holdings I Corp. First Lien (6 month LIBOR + 3.750%) 4.500%, 11/8/27	130	130
Gloves Buyer, Inc. First Lien (1 month LIBOR + 4.000%) 4.750%, 1/20/28	115	115
Great Outdoors Group LLC Tranche B-1 (3 month LIBOR + 4.250%) 0.000%, 3/5/28(11)	115	115
Michaels Stores, Inc. 2020, Tranche B (1 month LIBOR + 3.500%) 4.250%, 10/1/27	50	50
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 0.000%, 3/4/28(11)	90	89
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/12/28	125	125
		624

Service—1.7%
Acuris Finance US, Inc. (3 month LIBOR + 4.000%) 4.500%, 2/16/28	30	30
Cardtronics USA, Inc. (1 month LIBOR + 4.000%) 5.000%, 6/29/27	79	79
Carlisle Food Service Products, Inc. First Lien (3 month LIBOR + 3.000%) 4.000%, 3/20/25	120	116
DG Investment Intermediate Holdings 2, Inc.
First Lien (3 month LIBOR + 3.750%) 0.000%, 12/23/24(11)	6	6
First Lien (3 month LIBOR + 3.750%) 0.000%, 12/23/24(11)(13)	9	9
First Lien (3 month LIBOR + 3.750%) 0.000%, 3/31/28(11)	70	70
See Notes to Schedule of Investments

Virtus Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Service—continued
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.359%, 2/6/26	$203	$202
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/16/27	100	99
Ensemble RCM LLC (3 month LIBOR + 3.750%) 3.962%, 8/3/26	30	30
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26	205	208
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 4.500%, 6/30/24	128	125
NAB Holdings LLC 2018 (3 month LIBOR + 3.000%) 4.000%, 7/1/24	114	114
Peraton Corp.
(3 month LIBOR + 3.750%) 0.000%, 2/1/28(11)	87	87
Tranche B, First Lien (3 month LIBOR + 3.750%) 4.500%, 2/1/28	50	50
Pi US Mergerco, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.500%, 1/3/25	161	160
Pike Corp. 2028 (3 month LIBOR + 3.000%) 3.130%, 1/21/28	129	129
PODS LLC (3 month LIBOR + 3.000%) 0.000%, 3/31/28(11)	135	134
TKC Holdings, Inc. First Lien (6 month LIBOR + 3.750%) 4.750%, 2/1/23	107	105
Weld North Education LLC 2020 (1 month LIBOR + 4.000%) 4.750%, 12/15/27	160	159
		1,912

Transportation - Automotive—0.2%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	152	147
PAI Holdco, Inc. Tranche B (3 month LIBOR + 4.000%) 5.000%, 10/28/27	30	30
		177

Utility—0.2%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25	225	223
PG&E Corp. Tranche B (3 month LIBOR + 3.000%) 3.500%, 6/23/25	44	44
		267

Total Leveraged Loans (Identified Cost $14,915)		14,808

	Shares
Preferred Stocks—1.9%
Financials—1.6%
Bank of New York Mellon Corp. (The) Series E, 3.607%(3)	290(14)	290
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250(14)	256
Discover Financial Services Series D, 6.125%	110(14)	122
Fifth Third Bancorp Series L, 4.500%	236(14)	251
JPMorgan Chase & Co. Series HH, 4.600%	103(14)	104
KeyCorp Series D, 5.000%	300(14)	328
MetLife, Inc. Series D, 5.875%	173(14)	192
	Shares	Value
Financials—continued
Truist Financial Corp. Series Q, 5.100%	270(14)	$294
		1,837

Industrials—0.3%
General Electric Co. Series D, 3.514%(3)	332(14)	314
Total Preferred Stocks (Identified Cost $2,032)		2,151

Common Stocks—0.0%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc. Class A(15)	1,381	3
Consumer Discretionary—0.0%
Mark IV Industries	828	2
Energy—0.0%
Frontera Energy Corp.	2,618	13
Financials—0.0%
Neiman Marcus Group, Inc.(15)	271	19
Total Common Stocks (Identified Cost $74)		37

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(8)(15)	7,753	8
Total Rights (Identified Cost $7)		8

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.(8)	587	7
Total Warrant (Identified Cost $10)		7

Total Long-Term Investments—96.8% (Identified Cost $109,982)		110,654

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(16)	319,998	320
Total Short-Term Investment (Identified Cost $320)		320

Securities Lending Collateral—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(16)(17)	928,095	928
Total Securities Lending Collateral (Identified Cost $928)		928

See Notes to Schedule of Investments

Virtus Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
Value

TOTAL INVESTMENTS—97.9% (Identified Cost $111,230)	$111,902
Other assets and liabilities, net—2.1%	2,416
NET ASSETS—100.0%	$114,318

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $60,516 or 52.9% of net assets.
(2)	Regulation S security. Security is offered and sold outside of the United States; it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Variable rate security. Rate disclosed is as of March 31, 2021. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	All or a portion of security is on loan.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	The first payment of cash and/or principal will be made on 10/01/2021.
(7)	No contractual maturity date.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Amount is less than $500.
(10)	100% of the income received was in PIK.
(11)	This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(12)	Security in default, interest payments are being received during the bankruptcy proceedings.
(13)	Represents unfunded portion of security and commitment fee earned on this portion.
(14)	Value shown as par value.
(15)	Non-income producing.
(16)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(17)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	82%
Canada	2
Indonesia	2
Mexico	1
Netherlands	1
Saudi Arabia	1
Luxembourg	1
Other	10
Total	100%
† % of total investments as of March 31, 2021.
See Notes to Schedule of Investments

Virtus Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$12,518	$—	$12,518	$—
Corporate Bonds and Notes	53,163	—	53,163	—(1)
Foreign Government Securities	7,824	—	7,824	—
Leveraged Loans	14,808	—	14,808	—(1)
Mortgage-Backed Securities	16,870	—	16,870	—
Municipal Bonds	697	—	697	—
U.S. Government Securities	2,571	—	2,571	—
Equity Securities:
Preferred Stocks	2,151	—	2,151	—
Common Stocks	37	16	21	—
Rights	8	—	—	8
Warrant	7	—	—	7
Securities Lending Collateral	928	928	—	—
Money Market Mutual Fund	320	320	—	—
Total Investments	$111,902	$1,264	$110,623	$15

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Series with an end of period value of $16 were transferred from Level 2 to Level 3 due to an increase in trading activities at period end.
Securities held by the Series with an end of period value of $101 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Series’ investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2021.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.